Submission	May 30, 2025
Submission [Line Items]
Central Index Key	0001789832
Registrant Name	Hess Midstream LP
Registration File Number	333-270028
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES